Offerings	Aug. 12, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2030
Amount Registered	600,000,000
Proposed Maximum Offering Price per Unit	0.99889
Maximum Aggregate Offering Price	$ 599,334,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 88,461.7
Offering Note	The filing fee is calculated in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, and related to the Registration Statement on Form
S-3ASR
(File
No. 333-273615)
filed by the registrant on August 2, 2023.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.100% Senior Notes due 2030
Amount of Registration Fee	$ 0
Offering Note	The debt securities issued by CDW LLC and CDW Finance Corporation are guaranteed by CDW Corporation, CDW Technologies LLC, CDW Logistics LLC, CDW Direct, LLC, CDW Government LLC, Amplified IT LLC, SCS Holdings I LLC, Sirius Federal, LLC, Sirius Computer Solutions Financial Services, LLC and Sirius Computer Solutions, LLC. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2034
Amount Registered	600,000,000
Proposed Maximum Offering Price per Unit	0.99742
Maximum Aggregate Offering Price	$ 598,452,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 88,331.52
Offering Note	The filing fee is calculated in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, and related to the Registration Statement on Form
S-3ASR
(File
No. 333-273615)
filed by the registrant on August 2, 2023.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.550% Senior Notes due 2034
Amount of Registration Fee	$ 0
Offering Note	The debt securities issued by CDW LLC and CDW Finance Corporation are guaranteed by CDW Corporation, CDW Technologies LLC, CDW Logistics LLC, CDW Direct, LLC, CDW Government LLC, Amplified IT LLC, SCS Holdings I LLC, Sirius Federal, LLC, Sirius Computer Solutions Financial Services, LLC and Sirius Computer Solutions, LLC. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.